Trade receivables and others	12 Months Ended
Dec. 31, 2024
Trade and other non-current receivables [abstract]
Trade receivables and others	Trade receivables and others
Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Other receivables	61	104	89
Research tax credit(1)	25,904	29,755	—
Other tax credits	361	360	24
Prepaid expenses (2)	4,672	5,693	2,820
VAT refund	1,614	1,037	880
Trade account receivables (3)	3,080	15,233	650
Prepayments made to suppliers (4)	2,652	3,374	509
Receivables and others - current	38,345	55,557	4,972
Prepayments made to suppliers (4)	—	—	1,362
Research tax credit(1)	13,018	9,800	7,464
Prepaid expenses (2)	1,081	754	502
Receivables and others - non-current	14,099	10,554	9,328
Trade receivables and others	52,445	66,111	14,300

(1)In accordance with the principles described in Note 2.q, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of CIR recognized as current receivables as of December 31, 2023 comprises the research tax credit for the 2019 and 2020 tax years, for which the three years period has expired as of December 31, 2023. The CIR for 2019 was reimbursed in February 2024 for an amount of €16,737 thousands. Repayment of the 2020 CIR was reimbursed in July 2024 in the amount of €12,755 thousand euros. As a reminder, the Company has already benefited from the reimbursement of the CIR for the 2021 tax year during 2022 for an amount of €10,302 thousand euros and of the CIR for the 2022 tax year during 2023 for an amount of €9,167 thousand euros. These amounts were received by the Company on November 16, 2022 and July 21, 2023 respectively. As the CIR 2023 was subject to a financing arrangement 95% of its nominal value was cashed in December 2024. The accounting analysis concluded to the derecognition of the CIR 2023 receivables as per described in the Accounting policy. The 5% withheld by the financing organization will be released at the end of the 3-year period, i.e. on December 31, 2027, provided that the amount is not challenged by the tax authorities. The amount of €490 thousand has therefore been reclassified under non-current financial assets (see note 4).The amount of €7,464 thousand recognized in non-current receivables corresponds to the CIR for the 2024 tax year following the fact that the Company no longer met the eligibility criteria for the SME status as of December 31, 2024. Thus, the CIR for the 2024 represented a non-current receivable which will in principle be offset against the French corporate income tax due by the Company with respect to the three following years, or refunded if necessary upon expiry of such a period.
(2)As of December 31 2024, December 31, 2023, and December 31, 2022 the prepaid expenses includes amounts of €754 thousand, €1,005 thousand and €1,256 thousand, respectively, relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of December 31, 2023, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3)As of December 31, 2024, the amount breaks mainly down as receivables from AstraZeeca for an amount of 644k€ As of December 31, 2023, the amount is mainly comprised of invoice of €15,000 thousand issued in December 2023 following the exercise of the license option by Sanofi. This amount was collected by the Company in January 2024.As a reminder, as of December 31, 2022, the amount is entirely comprised of the receivables from AstraZeneca for an amount of €1,775 thousand and €1,303 thousand in line with the performance of research and development services under the monalizumab and IPH5201 collaboration agreements, respectively.
(4)At 31 December 2024, advances had been paid to suppliers. These advances will be deducted from subsequent payments in accordance with the terms of the contracts.

Trade receivables and others have payment terms of less than one year. No valuation allowance was recognized on trade receivables and others as the credit risk of each of debtors was considered as not significant.